SEVEN CANYONS STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (85.12%)
Airlines (2.90%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	57,854	$1,111,375

Alternative Carriers (4.22%)
Gamma Communications PLC	39,193	1,078,891
MNF Group, Ltd.	72,828	291,657
V-Cube, Inc.	11,000	244,070
Total Alternative Carriers		1,614,618

Application Software (3.09%)
Hyundai Ezwel Co., Ltd.	91,000	953,514
Lime Technologies AB	6,000	228,275
Total Application Software		1,181,789

Cable & Satellite (1.19%)
GTPL Hathway, Ltd.(b)(c)	186,000	457,681

Coal & Consumable Fuels (2.50%)
NAC Kazatomprom JSC, GDR(c)	33,000	957,000

Consumer Finance (2.92%)
Arman Financial Services, Ltd.(a)	66,501	586,726
Kaspi.KZ JSC, GDR	5,000	530,000
Total Consumer Finance		1,116,726

Data Processing & Outsourced Services (4.88%)
Boku, Inc.(a)(b)(c)	131,000	309,873
iEnergizer, Ltd.(d)	358,818	1,558,546
Total Data Processing & Outsourced Services		1,868,419

Distillers & Vintners (2.91%)
Radico Khaitan, Ltd.	109,000	1,113,170

Distributors (2.42%)
Inter Cars SA	4,000	396,538
Sirca Paints India, Ltd.(a)(b)(c)	120,000	528,966
Total Distributors		925,504

Diversified Banks (2.52%)
Bank of Georgia Group PLC(a)	19,000	353,239
TCS Group Holding PLC, GDR(c)	7,000	612,500
Total Diversified Banks		965,739

	Shares	Value (Note 2)
Diversified REITs (1.21%)
Star Asia Capital Corp.(a)(b)(d)(e)(f)(g)	355,714	$463,851

Electrical Components & Equipment (1.19%)
Voltronic Power Technology Corp.	9,450	456,178

Electronic Components (1.36%)
M3 Technology, Inc.(a)	101,000	521,992

Electronic Equipment & Instruments (2.76%)
Basler AG	4,000	495,168
Vigo System SA(a)	3,000	563,336
Total Electronic Equipment & Instruments		1,058,504

Environmental & Facilities Services (2.01%)
Mo-BRUK SA	9,196	771,760

Fertilizers & Agricultural Chemicals (0.99%)
Kilpest India, Ltd.(a)	41,718	380,867

Financial Exchanges & Data (1.93%)
OTC Markets Group, Inc., Class A	14,000	737,800

Health Care Equipment (3.10%)
GeneReach Biotechnology Corp.(a)	95,200	459,557
Revenio Group Oyj	9,605	727,763
Total Health Care Equipment		1,187,320

Health Care Services (1.15%)
Metropolis Healthcare, Ltd.(b)(c)	11,500	438,734

Health Care Supplies (1.01%)
Tristel PLC	44,000	388,319

Human Resource & Employment Services (0.81%)
Veteranpoolen AB	84,000	309,181

Interactive Media & Services (0.86%)
Wirtualna Polska Holding SA(c)	10,786	328,700

Internet & Direct Marketing Retail (3.84%)
Koukandekirukun, Inc.(a)	6,000	254,647
momo.com, Inc.	18,000	1,217,766
Total Internet & Direct Marketing Retail		1,472,413

Investment Banking & Brokerage (2.81%)
flatexDEGIRO AG(a)	8,000	1,076,659

Mortgage REITs (1.36%)
Great Ajax Corp.	40,000	519,200

	Shares	Value (Note 2)
Packaged Foods & Meats (1.90%)
Manorama Industries, Ltd.(a)	37,950	$727,830

Personal Products (0.79%)
Chlitina Holding, Ltd.	41,000	303,131

Pharmaceuticals (2.70%)
Granules India, Ltd.	81,861	366,299
Hypera SA	97,000	669,900
Total Pharmaceuticals		1,036,199

Publishing (9.28%)
Future PLC	82,000	3,552,641

Regional Banks (1.38%)
AU Small Finance Bank, Ltd.(a)(b)(c)	37,900	528,168

Semiconductor Equipment (0.75%)
Tokai Carbon Korea Co., Ltd.	1,600	286,427

Specialized Consumer Services (2.38%)
Perfect Medical Health Management, Ltd.	756,000	913,319

Specialized Finance (7.26%)
Burford Capital, Ltd.	270,200	2,780,827

Thrifts & Mortgage Finance (2.74%)
Aavas Financiers, Ltd.(a)	28,712	1,047,739

TOTAL COMMON STOCKS
(Cost $21,222,138)		32,599,780

RIGHTS (0.02%)

Healthcare Equipment & Services (0.02%)
GeneReach Biotechnology Corp. RTS, Strike Price $120.00, Expires 8/4/2021	12,841	6,682
TOTAL RIGHTS
(Cost $0)		6,682

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (13.14%)

State Street Institutional US Government Money Market Fund	0.010%	5,034,064	5,034,064
			5,034,064
TOTAL SHORT TERM INVESTMENT
(Cost $5,034,064)			5,034,064

TOTAL INVESTMENTS (98.28%)
(Cost $26,256,202)			$37,640,526

OTHER ASSETS IN EXCESS OF LIABILITIES (1.72%)			660,120

NET ASSETS (100.00%)			$38,300,646

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $2,727,273, representing 7.12% of net assets.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2021, the fair value of those securities was $4,161,622 representing 10.87% of net assets.

(d)

Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of June 30, 2021, the fair value of illiquid securities in the aggregate was $2,022,397, representing 5.28% of the Fund’s net assets.

(e)

As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.  Additional information on Level 3 assets can be found in Note 2.  Significant Accounting Policies in the Notes to Financial Statements section.

(f)

Security deemed to be restricted as of June 30, 2021. As of June 30, 2021, the fair value of restricted securities in the aggregate was 463,851, representing 1.21 of the Fund’s net assets. Additional information on restricted securities can be found in Note 2.

(g)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

At June 30, 2021, Seven Canyons Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	0.9
Brazil	2.1
China	0.9
Cyprus	1.9
Finland	2.2
Georgia	1.1
Germany	4.8
Great Britain	15.5
Guernsey	4.8
Hong Kong	2.8
India	19.0
Japan	1.5
Kazakhstan	4.6
Mexico	3.4
Poland	6.3
South Korea	3.8
Sweden	1.6
Taiwan	8.1
United States	14.7
100.0

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.13%)
Aerospace & Defense (3.78%)
Avon Rubber PLC	199,186	$7,207,959
Electro Optic Systems Holdings, Ltd.(a)	700,000	2,262,603
Mynaric AG(a)(b)	30,000	2,852,908
Total Aerospace & Defense		12,323,470

Agricultural Products (0.26%)
Winfarm SAS(a)	20,000	852,197

Airlines (5.31%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	900,000	17,289,000

Alternative Carriers (7.63%)
Gamma Communications PLC	400,000	11,011,053
MNF Group, Ltd.	1,521,024	6,091,305
V-Cube, Inc.	350,000	7,765,876
Total Alternative Carriers		24,868,234

Application Software (9.46%)
24SevenOffice Group AB(a)	500,000	1,472,289
Elmo Software, Ltd.(a)	1,300,000	4,153,230
GK Software SE(a)	37,654	6,518,627
Kaonavi, Inc.(a)	150,000	4,678,428
Lime Technologies AB	90,000	3,424,125
Napster Group PLC(a)	28,253,583	742,580
Nitro Software, Ltd.(a)	302,455	739,454
Skitude Holding AS(a)(c)	1,983,425	1,032,008
Skyfii, Ltd.(a)	13,939,393	1,149,925
Smaregi, Inc.(a)	50,000	3,015,437
Whispir, Ltd.(a)	2,000,000	3,914,746
Total Application Software		30,840,849

Auto Parts & Equipment (0.45%)
hGears AG(a)(c)	50,000	1,476,255

Biotechnology (0.88%)
Abcam PLC(a)	150,000	2,865,502

Broadcasting (1.35%)
Nordic Entertainment Group AB(a)	100,000	4,405,183

	Shares	Value (Note 2)
Building Products (2.04%)
Grupo Rotoplas SAB de CV(c)	4,005,801	$6,651,551

Distillers & Vintners (1.57%)
Radico Khaitan, Ltd.	500,000	5,106,283

Distributors (0.29%)
Sirca Paints India, Ltd.(a)(b)(d)	211,401	931,865

Diversified Support Services (3.08%)
Arena Events Group PLC(a)(b)	7,800,000	1,672,407
Johnson Service Group PLC(a)	2,000,000	4,852,610
K-Bro Linen, Inc.	100,000	3,496,289
Total Diversified Support Services		10,021,306

Electrical Components & Equipment (0.12%)
Arcure SA(a)(c)	100,000	385,368

Electronic Equipment & Instruments (5.19%)
ACSL, Ltd.(a)	50,000	1,254,332
Basler AG	60,000	7,427,521
Catapult Group International, Ltd.(a)	1,700,000	2,549,834
Eroad, Ltd.(a)	1,300,000	5,674,131
Total Electronic Equipment & Instruments		16,905,818

Electronic Manufacturing Services (1.50%)
Audinate Group, Ltd.(a)	800,000	4,877,683

Food Retail (3.08%)
Naked Wines PLC(a)	900,000	10,046,894

Health Care Equipment (1.62%)
Atomo Diagnostics, Ltd.(a)	10,652,698	1,477,966
Revenio Group Oyj	50,000	3,788,462
Total Health Care Equipment		5,266,428

Health Care Supplies (4.06%)
Advanced Medical Solutions Group PLC	2,008,337	7,889,885
Tristel PLC	300,000	2,647,633
Ypsomed Holding AG	17,348	2,703,682
Total Health Care Supplies		13,241,200

Health Care Technology (0.62%)
Mentice AB(a)(c)	200,000	2,009,792

Homefurnishing Retail (3.80%)
Maisons du Monde SA(b)(d)	500,000	12,391,059

	Shares	Value (Note 2)
Hotel & Resort REITs (0.45%)
Concentradora Fibra Hotelera Mexicana SA de CV(b)(d)	5,000,000	$1,452,293

Hotels, Resorts & Cruise Lines (3.38%)
eDreams ODIGEO SA(a)	800,000	6,440,979
Grupo Hotelero Santa Fe SAB de CV(a)(c)	5,000,000	1,324,370
Trainline PLC(a)(b)(d)	800,000	3,249,091
Total Hotels, Resorts & Cruise Lines		11,014,440

Industrial Machinery (6.45%)
Balyo SA(a)	800,000	1,305,271
va-Q-tec AG(a)(b)	550,000	19,727,871
Total Industrial Machinery		21,033,142

Internet & Direct Marketing Retail (7.98%)
AO World PLC(a)	2,000,000	6,999,488
Creema, Ltd.(a)	50,000	1,577,479
Marley Spoon AG(a)	2,700,000	6,398,584
Oisix ra daichi, Inc.(a)	300,000	11,017,598
Total Internet & Direct Marketing Retail		25,993,149

Investment Banking & Brokerage (3.06%)
flatexDEGIRO AG(a)	40,000	5,383,293
JDC Group AG(a)(c)	227,158	4,578,984
Total Investment Banking & Brokerage		9,962,277

Life Sciences Tools & Services (0.33%)
Genetic Signatures, Ltd.(a)	1,300,000	1,072,430

Movies & Entertainment (2.04%)
Thunderbird Entertainment Group, Inc.(a)(c)	2,000,000	6,647,306

Security & Alarm Services (2.22%)
Blackline Safety Corp.(a)(c)	1,000,000	7,232,172

Soft Drinks (6.85%)
Fevertree Drinks PLC	627,152	22,321,756

Specialty Stores (0.54%)
Fenix Outdoor International AG	12,638	1,772,076

Technology Hardware, Storage & Peripherals (1.74%)
Asetek A/S(a)	500,000	5,661,922

TOTAL COMMON STOCKS
(Cost $237,447,878)		296,918,900

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (7.94%)

State Street Institutional US Government Money Market Fund	0.010%	25,874,691	25,874,691
			25,874,691
TOTAL SHORT TERM INVESTMENT
(Cost $25,874,691)			25,874,691

TOTAL INVESTMENTS (99.07%)
(Cost $263,322,569)			$322,793,591

OTHER ASSETS IN EXCESS OF LIABILITIES (0.93%)			3,025,400

NET ASSETS (100.00%)			$325,818,991

(a)	Non-income producing security.
(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2021, the fair value of those securities was $42,277,494 representing 12.98% of net assets.

(c)

Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees.  As of June 30, 2021, the fair value of illiquid securities in the aggregate was $31,337,806, representing 9.62% of the Fund’s net assets.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2021 the fair value of securities restricted under Rule 144A in the aggregate was $18,024,308, representing 5.53% of net assets.

At June 30, 2021, Seven Canyons World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	9.3
Canada	5.9
Denmark	1.9
Finland	1.3
France	5.0
Germany	18.3
Great Britain	27.6
India	2.0
Japan	9.9
Mexico	9.0
New Zealand	1.9
Norway	0.8
Spain	2.2
Sweden	3.3
Switzerland	1.5
United States	0.2
100.0

Notes to Quarterly Portfolio of Investments
June 30, 2021 (Unaudited)

1.  ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified REITs	$–	$–	$463,851	$463,851
Human Resource & Employment Services	–	309,181	–	309,181
Other	31,826,748	–	–	31,826,748
Rights	–	6,682	–	6,682
Short Term Investment	5,034,064	–	–	5,034,064
Total	$36,860,812	$315,863	$463,851	$37,640,526

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$296,918,900	$–	$–	$296,918,900
Short Term Investment	25,874,691	–	–	25,874,691
Total	$322,793,591	$–	$–	$322,793,591

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stock	Total
Balance as of September 30, 2020	$531,437	$531,437
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	(67,586)	(67,586)
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of June 30, 2021	$463,851	$463,851

Quantitative information about Level 3 measurements as of June 30, 2021:

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
		Net Asset Value less	Estimated
		Liquidity Discount	Liquidity Discount	30%
Common Stock	$463,851	Recent Transaction	Recent Transaction	$1.00

a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At June 30, 2021, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Income Fund
Star Asia Capital Corp.	Common Stocks	2/22/07-5/11/15	$572,597	$463,851	1.21%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.